Commitments	12 Months Ended
Dec. 31, 2020
Leases1 [Abstract]
Commitments	Commitments
Future aggregate minimum contractual payments under non-cancellable service agreements and lease rentals for short-lived and low-value assets are payable as follows:

	As at December 31, 2020	As at December 31, 2019
	€m	€m
Less than one year	1.9	2.1
Between one and three years	3.5	3.6
Between three and five years	2.0	1.9
More than five years	0.1	—
Total	7.5	7.6

These agreements may be subject to contractual annual increases linked to inflation indices. The payments shown above exclude the impact of these contractual increases which cannot be reliably estimated.